Advance to Suppliers, Net	12 Months Ended
Dec. 31, 2022
Advance to Suppliers, Net [Abstract]
Advance to suppliers, net

Note 6 – Advance to suppliers, net

The Company makes periodic advances to its suppliers for product purchases in the normal course of business. Advances to suppliers consisted of the following:

	December 31, 2022	December 31, 2021

Advances for products purchasing from third-parties	$22,644,684	$5,565,247
Less: allowance for doubtful accounts	(902,189)	(353,705)
Total	$21,742,495	$5,211,542

Approximately 82% of the advance to suppliers balance as of December 31, 2022 have been subsequently utilized by March 31, 2023. The remaining balance is expected to be collected or utilized by the end of June 2023.